Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,377	$ 1,260
Marketable securities (including related parties)	48	102
Assets held for disposal	441
Prepaid expenses and other current assets	245	411
Total current assets	2,111	1,773
NON-CURRENT ASSETS:
Restricted deposits	13	314
Long-term loan	54	54
Convertible loan	1,747
Right-of-use asset		2,788
Property and equipment, net	1,933	2,858
Total non-current assets	3,747	6,014
Total Assets	5,858	7,787
CURRENT LIABILITIES:
Accounts payables and accruals	727	927
Other liabilities	103	192
Trade payables	43	166
Current lease liability		386
Total current liabilities	873	1,671
NON-CURRENT LIABILITIES
Convertible loan	874
Long term lease liability		2,069
Total non-current liabilities	874	2,069
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares – no par value, Authorized 5,000,000,000 shares. Issued and outstanding 915,704,159 and 349,603,759 at June 30, 2025 and December 31, 2024, respectively
Receivables on account of shares	(122)
Additional paid in capital	86,774	82,744
Accumulated deficit	(82,541)	(78,697)
Total shareholders' equity	4,111	4,047
Total liabilities and shareholders' equity	$ 5,858	$ 7,787